Summary of Long-term Investments (Parenthetical) (Detail) $ in Thousands, ¥ in Millions				1 Months Ended		12 Months Ended
		Dec. 29, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Oct. 31, 2020	Dec. 27, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Nov. 17, 2017 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)
Investment Holdings [Line Items]
Net investment loss						$ (555)	$ (1,484)	$ (172)
Unrealized holding gain in other comprehensive income						318	1,375	2,599
Impairment loss on equity method investment						$ 910	6,920	$ 2,835
Share Transfer Agreement [Member]
Investment Holdings [Line Items]
Percentage of ownership interest		40.00%	40.00%							40.00%
Percentage Of Transfer Of Equity Ownership		40.00%	40.00%
Equity Method Investmenst Consideration For Transfers		$ 5,020	¥ 35.9
Chongqing Moses Robots Co Ltd [Member]
Investment Holdings [Line Items]
Equity ownership interest													10.00%	10.00%
Equity method inverstments													$ 1,503	¥ 10.0
Percentage of ownership interest						15.00%
Share compensation, percentage													5.00%	5.00%
Unrealized holding gain in other comprehensive income						$ 626	1,070
Beijing Teacheredu [Member]
Investment Holdings [Line Items]
Equity ownership interest											14.50%	14.50%
Equity method inverstments											$ 11,119	¥ 80.0
Beijing Teacheredu [Member] | Subsequent Event [Member]
Investment Holdings [Line Items]
Equity ownership interest									13.80%
Niuke Technology [Member]
Investment Holdings [Line Items]
Equity ownership interest				3.00%	3.00%			10.65%							8.50%	8.50%
Contingent consideration				$ 655	¥ 4.5
Equity method inverstments															$ 639	¥ 4.3
Unrealized holding gain in other comprehensive income						178	170
Other Investments [Member]
Investment Holdings [Line Items]
Net investment loss						(941)	(47)	$ 61
Unrealized holding gain in other comprehensive income						(130)	135
Impairment loss on equity method investment						910	0	$ 0
Beijing Champion Yuanjian Education Technology Co [Member]
Investment Holdings [Line Items]
Net investment loss						386	(658)
Equity method inverstments	[1]					$ 3,012	$ 2,488
Maximum | Beijing Champion Yuanjian Education Technology Co [Member]
Investment Holdings [Line Items]
Percentage Of Transfer Of Equity Ownership		60.00%	60.00%

[1]	On December 29, 2018, the Group entered into a Share Transfer Agreement with Beijing Zhengbao TongChuang Technology Co., Ltd (“TongChuang”) and Beijing Zhengbao TongCheng Co., Ltd (“TongCheng”), to transfer 60% equity interest of Champion Tax Advisory to its key employees, for a total consideration of RMB35.9 million (US$5,020) (refer to note 17). Upon the completion of the share transfer, the Group holds 40% of the Champion Tax Advisory, which was subsequently renamed as Yuanjian. The Group maintains significant influence over Yuanjian, and therefore, the remaining 40% equity interest retained was accounted for as an equity method investment. During the years ended September 30, 2019 and 2020, the Group recorded share of net (loss) income amounting US$(658) and US$386, respectively.